Lines of Credit	12 Months Ended
Dec. 31, 2012
Lines of Credit [Abstract]
Lines of Credit
3.	Lines of Credit
The Company has available lines of credit, including overnight federal funds, reverse repurchase agreements and letters of credit, totaling $28,000,000 as of December 31, 2012.